Receivables	12 Months Ended
Dec. 31, 2018
Aegon N.V [member]
Statement [LineItems]
Receivables

10 Receivables

Receivables from group companies and other receivables have a maturity of less than one year. Other receivables include an income tax receivable of EUR 88 million (2017: EUR 130 million).

Aegon N.V., together with certain of its subsidiaries, is part of a tax grouping for Dutch corporate income tax purposes. The members of the fiscal unit are jointly and severally liable for any taxes receivable or payable by the Dutch tax grouping.